Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand	£ 446		£ 469	£ 900
Loans and receivables
Total cash equivalents	82		59	96
Total cash and cash equivalents	528	[1]	528	996
Bank overdrafts	(29)		(17)	(537)
Cash and cash equivalents per the cash flow statement	499		511	459	£ 407
US Deposits [Member]
Loans and receivables
Other deposits	26		32	44
UK Deposits [Member]
Loans and receivables
Other deposits	31		1	20
Other Deposits [Member]
Loans and receivables
Other deposits	£ 25		£ 26	£ 32

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.